Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax liabilities
Income tax and social contribution	R$ 41,764	R$ 9,947
Tax on financial transactions	2,821	1,427
PIS/COFINS	14,419	7,505
INSS/FGTS	14,069	7,229
Other taxes	5,333	4,163
Tax liabilities	R$ 78,406	R$ 30,271